2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
BASIS OF PRESENTATION

BASIS OF PRESENTATION

The accompanying condensed consolidated financial statements have been prepared by the Company without audit. In the opinion of management, all adjustments necessary to present the financial position, results of operations and cash flows for the stated periods have been made. Except as described below, these adjustments consist only of normal and recurring adjustments. Certain information and note disclosures normally included in the Company’s annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. These condensed financial statements should be read in conjunction with a reading of the Company’s audited consolidated financial statements and notes thereto included in the Company’s Form S-1/A report filed with the Securities and Exchange Commission (SEC) on August 9, 2013. Interim results of operations for the six months ended June 30, 2013 are not necessarily indicative of future results for the full year. Certain amounts from the 2012 period have been reclassified to conform to the presentation used in the current period.

BASIS OF PRESENTATION The financial statements are prepared in accordance with generally accepted accounting principles in the United States of America ("US GAAP").
RESTATEMENT

RESTATEMENT

The financial statements as of December 31, 2012 have been restated to defer the recognition of the fair value of common stock issued pursuant to the Assignment Agreement (see Note 9). The fair value of the common stock has been recorded as deferred equity consideration in the equity section of the balance sheet and is being amortized and expensed as cost of sales over the term of the Agreement. The fair value was previously recorded in its’ entirety as stock compensation expense during 2012.

All related amounts have been restated as appropriate within these financial statements.

As of December 31, 2012	As initially reported	Adjustments	Restated
Retained earnings	$(891,141)	$72,917	$(818,224)
Deferred equity consideration	—	(72,917)	(72,917)

RESTATEMENT

The financial statements for the year ended December 31, 2012 have been restated to defer the recognition of the fair value of common stock issued pursuant to the Assignment Agreement, which was previously expensed during 2012.

The following tables present the effects of the restatement adjustments on the affected line items in the previously reported statement of operations for the year ended December 31, 2012. The restatement adjustments did not affect the statements of cash flows for the year ended December 31, 2012 or the December 31, 2012 balance sheet with the exception of the decrease in retained deficit of $72,917, an increase in the amortization of $52,083 and a decrease of deferred equity consideration of $72,917. All related amounts have been restated as appropriate within these financial statements.

Year ended December 31, 2012	As reported	Adjustments	Restated
Costs of revenues	$101,580	$52,083	$153,663
Gross profit (loss)	20,324	(52,083)	(31,759)
Sales and marketing expenses	510,226	(125,000)	385,226
Total operating expenses	695,371	(125,000)	570,371
Operating loss	(675,047)	72,917	(602,130)
Net loss	(694,784)	(72,917)	(621,867)
Comprehensive loss	(580,784)	72,917	(507,867)

Net loss per share	$(0.05)	$0.01	$(0.04)

EMERGING GROWTH COMPANY

EMERGING GROWTH COMPANY

We qualify as an “emerging growth company” under the 2012 JOBS Act. Section 107 of the JOBS Act provides that an emerging growth company can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act for complying with new or revised accounting standards. As an emerging growth company, we can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. We have elected to take advantage of the benefits of this extended transition period.

EMERGING GROWTH COMPANY

We qualify as an “emerging growth company” under the 2012 JOBS Act. Section 107 of the JOBS Act provides that an emerging growth company can take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act for complying with new or revised accounting standards. As an emerging growth company, we can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. We have elected to take advantage of the benefits of this extended transition period.

USE OF ESTIMATES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reported period. Actual results could differ from those estimates.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reported period. Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS The Company considers all highly liquid investments with an original term of three months or less to be cash equivalents.	CASH AND CASH EQUIVALENTS The Company considers all highly liquid investments with an original term of three months or less to be cash equivalents.
ACCOUNTS RECEIVABLE

ACCOUNTS RECEIVABLE

The Company records accounts receivable from amounts due from its processors. The Company charges certain merchants for processing services at a bundled rate based on a percentage of the dollar amount of each transaction and, in some instances, additional fees are charged for each transaction. The Company charges other merchant customers a flat fee per transaction, and may also charge miscellaneous fees to customers, including fees for returns, monthly minimums, and other miscellaneous services. All the charges and collections thereon flow through processors who then remit the fee due the Company within the month following the actual charges.

ACCOUNTS RECEIVABLE

The Company records accounts receivable from amounts due from its processors. The Company charges certain merchants for processing services at a bundled rate based on a percentage of the dollar amount of each transaction and, in some instances, additional fees are charged for each transaction. The Company charges other merchant customers a flat fee per transaction, and may also charge miscellaneous fees to customers, including fees for returns, monthly minimums, and other miscellaneous services. All the charges and collections thereon flow through processors who then remit the fee due the Company within the month following the actual charges.

MARKETABLE SECURITIES

MARKETABLE SECURITIES

The Company classifies its marketable securities as available-for-sale securities, which are carried at their fair value based on the quoted market prices of the securities with unrealized gains and losses, net of deferred income taxes, reported as accumulated other comprehensive income (loss), a separate component of stockholders’ equity (deficiency). Realized gains and losses on available-for-sale securities are included in net earnings in the period earned or incurred.

MARKETABLE SECURITIES

The Company classifies its marketable securities as available-for-sale securities, which are carried at their fair value based on the quoted market prices of the securities with unrealized gains and losses, net of deferred income taxes, reported as accumulated other comprehensive income (loss), a separate component of stockholders’ equity (deficiency). Realized gains and losses on available-for-sale securities are included in net earnings in the period earned or incurred.

PATENTS

PATENTS

The Company capitalizes patent pending acquisition costs, legal fees and filing costs associated with the development and filing of its patents.  Patents are generally amortized over an estimated useful life of 15 years using the straight-line method beginning on the grant date.  No amortization expense was recorded during the six months ended June 30, 2013 and 2012, as the Company’s patents are still pending as of June 30, 2013.

PATENTS

The Company capitalizes legal fees and filing costs associated with the development and filing of its patents.  Patents are generally amortized over an estimated useful life of 15 years using the straight-line method beginning on the grant date.  No amortization expense was recorded during the years ended December 31, 2012 and December 31, 2011, as the Company’s patents are still pending as of December 31, 2012.

REVENUE RECOGNITION

REVENUE RECOGNITION

The Company recognizes revenue in accordance with FASB ASC 605, Revenue Recognition. ASC 605 requires that four basic criteria are met (1) persuasive evidence of an arrangement exists, (2) delivery of products and services has occurred, (3) the fee is fixed or determinable and (4) collectability is reasonably assured. The Company recognizes revenue during the month in which commissions are earned.

REVENUE RECOGNITION

The Company recognizes revenue in accordance with FASB ASC 605, Revenue Recognition. ASC 605 requires that four basic criteria are met (1) persuasive evidence of an arrangement exists, (2) delivery of products and services has occurred, (3) the fee is fixed or determinable and (4) collectability is reasonably assured.

The Company recognizes revenue during the month in which commissions are earned.

FAIR VALUE OF FINANCIAL INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value measurements are determined under a three-level hierarchy for fair value measurements that prioritizes the inputs to valuation techniques used to measure fair value, distinguishing between market participant assumptions developed based on market data obtained from sources independent of the reporting entity (“observable inputs”) and the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (“unobservable inputs”). Fair value is the price that would be received to sell an asset or would be paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses prices and other relevant information generated by market transactions involving identical or comparable assets (“market approach”). The Company also considers the impact of a significant decrease in volume and level of activity for an asset or liability when compared with normal activity to identify transactions that are not orderly.

The highest priority is given to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Securities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The three hierarchy levels are defined as follows:

Level 1 – Quoted prices in active markets that are unadjusted and accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 – Quoted prices for identical assets and liabilities in markets that are not active, quoted prices for similar assets and liabilities in active markets or financial instruments for which significant inputs are observable, either directly or indirectly;

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

Credit risk adjustments are applied to reflect the Company’s own credit risk when valuing all liabilities measured at fair value. The methodology is consistent with that applied in developing counterparty credit risk adjustments, but incorporates the Company’s own credit risk as observed in the credit default swap market.

The Company's financial instruments consist primarily of marketable securities. Marketable securities are adjusted to fair value each balance sheet date, based on quoted prices; which are considered level 1 inputs (see Note 5). The estimated fair value is not necessarily indicative of the amounts the Company would realize in a current market exchange or from future earnings or cash flows.

The Company’s derivative liability resulting from the issuance of convertible debt is adjusted to fair value based on recent sales of the underlying common stock and the use of an option pricing model, which are consistent with level 3 inputs. See Note 6.

The following table represents the Company’s financial instruments that are measured at fair value on a recurring basis as of June 30, 2013 and December 31, 2012 for each fair value hierarchy level:

June 30, 2013	Derivative Liability	Marketable Securities	Total
Level I	$—	$341,023	$341,023
Level II	$—	$—	$—
Level III	$25,148	$—	$25,148

December 31, 2012
Level I	$—	$152,000	$152,000
Level II	$—	$—	$—
Level III	$40,000	$—	$40,000

The carrying value of accounts payable, accrued expenses and due to shareholders approximate fair value due to their short term.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value measurements are determined under a three-level hierarchy for fair value measurements that prioritizes the inputs to valuation techniques used to measure fair value, distinguishing between market participant assumptions developed based on market data obtained from sources independent of the reporting entity (“observable inputs”) and the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (“unobservable inputs”).

Fair value is the price that would be received to sell an asset or would be paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses prices and other relevant information generated by market transactions involving identical or comparable assets (“market approach”). The Company also considers the impact of a significant decrease in volume and level of activity for an asset or liability when compared with normal activity to identify transactions that are not orderly.

The highest priority is given to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Securities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The three hierarchy levels are defined as follows:

Level 1 – Quoted prices in active markets that are unadjusted and accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 – Quoted prices for identical assets and liabilities in markets that are not active, quoted prices for similar assets and liabilities in active markets or financial instruments for which significant inputs are observable, either directly or indirectly;

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

Credit risk adjustments are applied to reflect the Company’s own credit risk when valuing all liabilities measured at fair value. The methodology is consistent with that applied in developing counterparty credit risk adjustments, but incorporates the Company’s own credit risk as observed in the credit default swap market.

The Company's financial instruments consist primarily of marketable securities. Marketable securities are adjusted to fair value each balance sheet date, based on quoted prices; which are considered level 1 inputs (see Note 5). The estimated fair value is not necessarily indicative of the amounts the Company would realize in a current market exchange or from future earnings or cash flows.

The Company’s derivative liability resulting from the issuance of convertible debt is adjusted to fair value based on recent sales of the underlying common stock and the use of an option pricing model, which are consistent with level 3 inputs. See Note 6.

The following table represents the Company’s financial instruments that are measured at fair value on a recurring basis as of December 31, 2012 and December 31, 2011 for each fair value hierarchy level.

December 31, 2012	Derivative Liability	Marketable Securities	Total
Level I	$ -	$ 152,000	$ 152,000
Level II	$ 40,000	$ -	$ 40,000
Level III	$ -	$ -	$ -

December 31, 2011
Level I	$ -	$ 38,000	$ 38,000
Level II	$ -	$ -	$ -
Level III	$ -	$ -	$ -

INCOME TAXES

INCOME TAXES

The Company accounts for income taxes in accordance with ASC 740-10, Income Taxes. The Company recognizes deferred tax assets and liabilities to reflect the estimated future tax effects, calculated at the tax rate expected to be in effect at the time of realization. The Company records a valuation allowance related to a deferred tax asset when it is more likely than not that some portion of the deferred tax asset will not be realized. Deferred tax assets and liabilities are adjusted for the effects of the changes in tax laws and rates of the date of enactment.

ASC 740-10 prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements and provides guidance on recognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition issues. The Company classifies interest and penalties as a component of interest and other expenses. To date, the Company has not been assessed, nor has the Company paid, any interest or penalties.

The Company measures and records uncertain tax positions by establishing a threshold for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Only tax positions meeting the more-likely-than-not recognition threshold at the effective date may be recognized or continue to be recognized. The Company’s tax years subsequent to 2010 remain subject to examination by federal and state tax jurisdictions.

INCOME TAXES

The Company accounts for income taxes in accordance with ASC 740-10, Income Taxes. The Company recognizes deferred tax assets and liabilities to reflect the estimated future tax effects, calculated at the tax rate expected to be in effect at the time of realization. The Company records a valuation allowance related to a deferred tax asset when it is more likely than not that some portion of the deferred tax asset will not be realized. Deferred tax assets and liabilities are adjusted for the effects of the changes in tax laws and rates of the date of enactment.

ASC 740-10 prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements and provides guidance on recognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition issues. The Company classifies interest and penalties as a component of interest and other expenses. To date, the Company has not been assessed, nor has the Company paid, any interest or penalties.

The Company measures and records uncertain tax positions by establishing a threshold for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Only tax positions meeting the more-likely-than-not recognition threshold at the effective date may be recognized or continue to be recognized. The Company’s tax years subsequent to 2005 remain subject to examination by federal and state tax jurisdictions.

EARNINGS (LOSS) PER SHARE

EARNINGS (LOSS) PER SHARE

The Company reports earnings (loss) per share in accordance with ASC 260, "Earnings per Share." Basic earnings (loss) per share is computed by dividing net income (loss), after deducting preferred stock dividends accumulated during the period, by the weighted-average number of shares of common stock outstanding during each period. Diluted earnings per share is computed by dividing net income by the weighted-average number of shares of common stock, common stock equivalents and other potentially dilutive securities outstanding during the period. Potentially dilutive securities for the six months ended June 30, 2013 are 1,886,065 consisting of 286,065 shares of common stock underlying convertible debt and options to purchase 1,600,000 shares of common stock were not included in the calculation of diluted loss per share because their impact was anti-dilutive.

EARNINGS (LOSS) PER SHARE

The Company reports earnings (loss) per share in accordance with ASC 260, "Earnings per Share." Basic earnings (loss) per share is computed by dividing net income (loss), after deducting preferred stock dividends accumulated during the period, by the weighted-average number of shares of common stock outstanding during each period. Diluted earnings per share is computed by dividing net income by the weighted-average number of shares of common stock, common stock equivalents and other potentially dilutive securities outstanding during the period. Potentially dilutive securities for the year ended December 31, 2012, consisting of 307,692 shares of common stock underlying convertible debt and options to purchase 1,600,000 shares of common stock were not included in the calculation of diluted loss per share because their impact was anti-dilutive.

ACCOUNTING FOR STOCK-BASED COMPENSATION

ACCOUNTING FOR STOCK-BASED COMPENSATION

The Company accounts for stock awards issued to non-employees in accordance with ASC 505-50, Equity-Based Payments to Non-Employees. The measurement date is the earlier of (1) the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or (2) the date at which the counterparty's performance is complete. Stock awards granted to non-employees are valued at their respective measurement dates based on the trading price of the Company’s common stock and recognized as expense during the period in which services are provided.

ACCOUNTING FOR STOCK-BASED COMPENSATION

The Company accounts for stock awards issued to non-employees in accordance with ASC 505-50, Equity-Based Payments to Non-Employees. The measurement date is the earlier of (1) the date at which a commitment for performance by the counterparty to earn the equity instruments is reached, or (2) the date at which the counterparty's performance is complete. Stock awards granted to non-employees are valued at their respective measurement dates based on the trading price of the Company’s common stock and recognized as expense during the period in which services are provided.

COMPREHENSIVE INCOME

COMPREHENSIVE INCOME

The Company has adopted ASC Topic 220, "Comprehensive Income." This statement establishes standards for reporting comprehensive income and its components in a financial statement. Comprehensive income as defined includes all changes in equity (net assets) during a period from non-owner sources. Items included in the Company’s comprehensive loss consist of unrealized losses on available-for-sale securities.

COMPREHENSIVE INCOME

The Company has adopted ASC Topic 220, "Comprehensive Income." This statement establishes standards for reporting comprehensive income and its components in a financial statement. Comprehensive income as defined includes all changes in equity (net assets) during a period from non-owner sources. Items included in the Company’s comprehensive loss consist of unrealized losses on available-for-sale securities.